Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Goodwill
Goodwill	$ 1,901	$ 1,908	$ 4,709	$ 1,883	$ 1,453
Goodwill, Acquired During Period	19	458
Goodwill, Allocation Adjustment	(26)	(1)
Goodwill, Written off Related to Sale of Business Unit		(2)
Title Insurance Segment
Goodwill
Goodwill	1,435	1,434	2,240	1,434	1,418
Goodwill, Acquired During Period	2	18
Goodwill, Allocation Adjustment	(1)	0
Goodwill, Written off Related to Sale of Business Unit		(2)
FNF Corporate and Other [Member]
Goodwill
Goodwill	3	3			3
Goodwill, Acquired During Period		0
Restaurant group
Goodwill
Goodwill	119	119	119	119	0
Goodwill, Acquired During Period	0	119
Remy
Goodwill
Goodwill	248	246	263	248	0
Goodwill, Acquired During Period	0	246
Goodwill, Allocation Adjustment	2
Portfolio Company Corporate and Other [Member]
Goodwill
Goodwill	96	106			32
Goodwill, Acquired During Period	17	75
Goodwill, Allocation Adjustment	$ (27)	$ (1)